Investments in Associates and Joint Ventures - Balance sheet information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Investments in associates and joint ventures
Current assets	$ 68,267,506	$ 62,104,543
Non-current assets	183,390,390	200,565,714
Total assets	251,657,896	262,670,257
Current liabilities	27,303,096	34,890,862
Non-current liabilities	112,659,175	93,106,962
Total liabilities	139,962,271	127,997,824
Cash and cash equivalents	46,193,173	32,586,352			$ 51,130,992	$ 25,828,215
Investments accounted for using the equity method
Investments in associates and joint ventures
Current assets	175,520	178,846
Non-current assets	1,065,472	937,841
Total assets	1,240,992	1,116,687
Current liabilities	56,799	96,005
Non-current liabilities	1,170,348	1,032,051
Total liabilities	1,227,147	1,128,056
Net assets	13,845	(11,369)
Goodwill, purchase price allocation and other adjustments	113,837	113,837
Long-term loans granted to GTAC, net	1,024,371	948,549
Carrying amount of the Group's interest in joint ventures	1,152,053	1,051,017
TelevisaUnivision (formerly known as UH II)
Investments in associates and joint ventures
Current assets			$ 2,616,600	$ 2,751,600
Non-current assets			13,160,000	15,426,900
Total assets			15,776,600	18,178,500
Current liabilities			1,450,900	1,780,400
Non-current liabilities			12,100,700	13,229,000
Total liabilities			13,551,600	15,009,400
Net assets			2,225,000	3,169,100
Cash and cash equivalents			329,800	220,900
Current financial liabilities			53,100	46,200
Non-current financial liabilities			$ 308,100	$ 479,900
Associated other than UHI II
Investments in associates and joint ventures
Current assets	17,847	17,809
Non-current assets	43,983	47,657
Total assets	61,830	65,466
Current liabilities	13,849	12,487
Non-current liabilities	26,095	25,704
Total liabilities	39,944	38,191
Net assets	21,886	27,275
Goodwill, purchase price allocation and other adjustments	41,772	23,002
Adjustments for differences in accounting policies	$ 63,658	$ 50,277